FINANCIAL INCOME, net (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL INCOME, net
Schedule of financial income, net

	Year Ended December 31,
	2018	2017	2016
	U.S dollars in thousands
Financial income:
Fair value gains on derivative financial instruments	104	5,687	1,152
Gains on financial assets at fair value through profit or loss	295	189	80
Gains from changes in exchange rates	—	332	34
Interest from bank deposits	279	297	282
	678	6,505	1,548
Financial expenses:
Loss from changes in exchange rates	125	—	—
Issuance cost with respect of warrants	—	—	368
Other	42	77	7
	167	77	375
Financial income, net	(511)	(6,428)	(1,173)